INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
The aggregate dollar effect	$ 3.0
Per share effect-basic and diluted	$ 0.01